Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total	Public Warrants	Private Placement Warrants	Ordinary Shares	Additional Paid-in Capital	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Private Placement Warrants	Accumulated Deficit
Balance at Dec. 31, 2020	$ 24,474			$ 690	$ 24,310			$ (526)
Balance, shares at Dec. 31, 2020				6,900,000
Proceeds allocated to Public Warrants		$ 16,771,351	$ 7,270,000			$ 16,771,351	$ 7,270,000
Offering costs allocated to Warrants	(981,103)				(981,103)
Modification to Private Placement Warrants to qualify as liability			$ (6,000,476)				$ (6,000,476)
Remeasurement of common stock to redemption value	(31,621,284)				(17,084,082)			(14,537,202)
Net income (loss)	(2,632,760)							(2,632,760)
Balance at Dec. 31, 2021	(17,169,798)			$ 690				(17,170,488)
Balance, shares at Dec. 31, 2021				6,900,000
Remeasurement of common stock to redemption value	(2,986,368)				(1,794,971)			(1,191,397)
Reduction of deferred underwriter fees	2,898,000				2,898,000
Net income (loss)	4,832,848							4,832,848
Balance at Dec. 31, 2022	$ (12,425,318)			$ 690	$ 1,103,029			$ (13,529,037)
Balance, shares at Dec. 31, 2022				6,900,000